Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

13. Stockholders' Equity

     The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2011	December 31, 2010
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	25,724,854	11,349,854
Outstanding shares	25,724,854	11,349,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	225,000,000
Issued shares	192,604,918	147,381,191
Outstanding shares	192,275,248	147,097,381

Preferred Stock. During the year ended 2009, certain holders of our Series G Cumulative Convertible Preferred Stock converted 41,600 shares into 29,771 shares of our common stock, leaving 399,713 of such shares outstanding at December 31, 2009. During the nine months ended September 30, 2010, certain holders of our Series G Cumulative Convertible Preferred Stock converted 394,200 shares into 282,078 shares of our common stock, leaving 5,513 of such shares outstanding, which were redeemed by us on September 30, 2010. During the three months ended September 30, 2010, the holder of our Series E Cumulative Convertible and Redeemable Preferred Stock converted 74,380 shares into 56,935 shares of our common stock, leaving no shares outstanding at December 31, 2011.

     In July 2003, we closed a public offering of 4,000,000 shares of 7.875% Series D Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, are redeemable by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, effective July 9, 2008.

     In September 2004, we closed a public offering of 7,000,000 shares of 7.625% Series F Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, are redeemable by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, effective September 14, 2009.

     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015. See Note 3 for additional information.

     During the three months ended March 31, 2011, we issued 14,375,000 of 6.50% Series I Cumulative Convertible Perpetual Preferred Stock. These shares have a liquidation value of $50.00 per share. Dividends are payable quarterly in arrears. The preferred stock is not redeemable by us. The preferred shares are convertible, at the holder's option, into 0.8460 shares of common stock (equal to an initial conversion price of approximately $59.10).

     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676
2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

     Dividends. The following is a summary of our dividend payments (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.83500	$483,746	$2.74000	$348,578	$2.72000	$311,760
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	1.12500	94	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	1.40640	332	1.87500	748
Series H Preferred Stock	2.85840	1,000	-	0	-	0
Series I Preferred Stock	1.33159	38,283	-	0	-	0
Totals		$544,248		$370,223		$333,839

Comprehensive Income

     The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2011	December 31, 2010
Unrecognized gains (losses) on cash flow hedges	$(8,561)	$(9,969)
Unrecognized gains (losses) on equity investments	(619)	(497)
Unrecognized actuarial gains (losses)	(2,748)	(633)
Totals	$(11,928)	$(11,099)

     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Unrecognized gains (losses) on cash flow hedges	$1,408	$(8,063)	$(2,542)
Unrecognized gains (losses) on equity investments	(122)	54	487
Unrecognized actuarial gains (losses)	(2,115)	(199)	277
Total other comprehensive income (loss)	(829)	(8,208)	(1,778)
Net income attributable to controlling interests	217,610	128,527	193,269
Comprehensive income attributable to controlling interests	216,781	120,319	191,491
Net and comprehensive income (loss) attributable to noncontrolling interests(1)	(4,894)	357	(342)
Total comprehensive income	$211,887	$120,676	$191,149

(1) Includes amounts attributable to redeemable noncontrolling interests.

Other Equity

     Other equity consists of accumulated option compensation expense, which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled $1,917,000, $1,634,000 and $1,629,000 for the years ended December 31, 2011, 2010 and 2009, respectively.